Income Taxes - Schedule of Loss Reconciliation to Estimated Taxable Income (Details) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Book loss	$ (13,031)	$ (5,115)	$ (4,515)	$ (7,194)
None
Estimate of taxable income	$ (13,031)	$ (5,115)	$ (4,515)	$ (7,194)